March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Energy and Resources Trust (BGR)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 1.5%
Air Liquide SA	17,497	$ 3,616,604
Linde PLC	6,947	3,444,045
		7,060,649
Energy Equipment & Services — 5.4%
Liberty Energy, Inc., Class A	88,803	2,557,526
SBM Offshore NV	123,446	4,922,755
Subsea 7 SA	169,350	5,246,246
TechnipFMC PLC	144,987	10,022,951
Tecnicas Reunidas SA(a)	96,611	3,455,740
		26,205,218
Oil, Gas & Consumable Fuels — 92.6%
California Resources Corp.	37,918	2,624,684
Cameco Corp.	66,013	7,178,813
Canadian Natural Resources Ltd.	383,790	18,721,867
Cheniere Energy, Inc.	65,607	18,616,642
Chevron Corp.(b)	267,505	55,346,784
ConocoPhillips(b)	170,265	22,474,980
EQT Corp.	91,702	5,835,915
Exxon Mobil Corp.(b)	575,625	97,660,537
Gazprom PJSC(a)(c)	879,200	108
Gaztransport Et Technigaz SA	26,588	6,253,327
Kinder Morgan, Inc.	365,975	12,271,142
Kosmos Energy Ltd.(a)	837,902	2,329,368
Marathon Petroleum Corp.	56,070	13,691,173
Permian Resources Corp., Class A	410,334	8,748,321
Repsol SA	306,660	8,632,009
Shell PLC, ADR	516,524	48,036,732
Suncor Energy, Inc.	253,014	16,734,827
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	69,524	$ 17,431,752
TC Energy Corp.	210,138	13,158,739
TotalEnergies SE	355,315	32,608,717
Valero Energy Corp.	81,462	20,127,631
Williams Cos., Inc.	263,519	19,178,913
		447,662,981
Total Long-Term Investments — 99.5% (Cost: $247,129,104)		480,928,848
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(d)(e)	3,136,582	3,136,582
Total Short-Term Securities — 0.7% (Cost: $3,136,582)		3,136,582
Total Investments — 100.2% (Cost: $250,265,686)		484,065,430
Liabilities in Excess of Other Assets — (0.2)%		(900,309)
Net Assets — 100.0%		$ 483,165,121

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 5,573,590	$ —	$ (2,437,008)(a)	$ —	$ —	$ 3,136,582	3,136,582	$ 38,801	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Energy and Resources Trust (BGR)

Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 3,444,045	$ 3,616,604	$ —	$ 7,060,649
Energy Equipment & Services	12,580,477	13,624,741	—	26,205,218
Oil, Gas & Consumable Fuels	400,168,820	47,494,053	108	447,662,981
Short-Term Securities
Money Market Funds	3,136,582	—	—	3,136,582
	$419,329,924	$64,735,398	$108	$484,065,430

Portfolio Abbreviation
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
Schedule of Investments